Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

			(Dollars in millions)
	Gratuity		Pension
	As of		As of
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Change in benefit obligations
Benefit obligations at the beginning	216	227	112	122
Transfer	4	—	—	2
Service cost	37	34	6	5
Interest expense	15	13	2	1
Remeasurements - Actuarial losses / (gains)	4	(9)	3	(17)
Past service cost - plan amendments	—	—	(4)	—
Employee contribution	—	—	4	3
Benefits paid	(19)	(33)	(1)	(6)
Translation differences	(4)	(16)	–	2
Benefit obligations at the end	253	216	122	112
Change in plan assets
Fair value of plan assets at the beginning	214	226	106	111
Transfer	—	—	—	2
Interest Income	15	13	2	1
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	4	2	(11)
Employer contribution	40	22	6	5
Employee contribution	—	—	4	3
Benefits paid	(18)	(32)	(1)	(6)
Translation differences	(4)	(19)	—	1
Fair value of plan assets at the end	249	214	119	106
Funded status	(4)	(2)	(3)	(6)
Prepaid defined benefit plan asset	2	3	2	1
Accrued defined benefit plan liability	(6)	(5)	(5)	(7)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as of March 31, 2024, and March 31, 2023:

		(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Change in benefit obligations
Benefit obligations at the beginning	1,281	1,228
Service cost	106	101
Employee contribution	200	210
Interest expense	92	78
Actuarial (gains) / loss	12	(10)
Benefits paid	(246)	(226)
Translation differences	(21)	(100)
Benefit obligations at the end	1,424	1,281
Change in plan assets
Fair value of plan assets at the beginning	1,239	1,195
Interest income	89	76
Remeasurements- Return on plan assets excluding amounts included in interest income	28	(23)
Employee contribution	200	210
Employer contribution	126	104
Benefits paid	(246)	(226)
Translation differences	(20)	(97)
Fair value of plan assets at the end	1,416	1,239
Accrued defined benefit plan liability	(8)	(42)

Summary of Defined Benefit Plan

Amount for fiscal 2024, 2023 and 2022 recognized in net profit in the statement of comprehensive income comprises the following components:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2024	2023	2022	2024	2023	2022
Service cost	37	34	29	6	5	5
Net interest on the net defined benefit liability / asset	—	—	(1)	—	—	—
Plan amendments	—	—	—	(4)	—	2
Net cost	37	34	28	2	5	7

Amount for fiscal 2024, 2023 and 2022 recognized in statement of other comprehensive income:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2024	2023	2022	2024	2023	2022
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	4	(9)	11	3	(17)	(2)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(2)	(4)	(3)	(2)	11	(7)
Total	2	(13)	8	1	(6)	(9)

Breakup of actuarial (gains) / losses for fiscal 2024, 2023 and 2022 is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2024	2023	2022	2024	2023	2022
(Gain) / loss from change in demographic assumptions	—	—	—	—	—	—
(Gain) / loss from change in financial assumptions	1	(8)	(6)	3	(18)	(3)
(Gain) / loss from change in experience adjustments	3	(1)	17	—	1	1
	4	(9)	11	3	(17)	(2)

The gratuity and pension cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2024	2023	2022	2024	2023	2022
Cost of sales	34	31	25	2	5	6
Selling and marketing expenses	2	2	2	—	—	1
Administrative expenses	1	1	1	—	—	—
	37	34	28	2	5	7

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Cost of sales	56	55	44
Selling and marketing expenses	4	3	3
Administrative expenses	2	2	2
	62	60	49

Amount for fiscal 2024, 2023 and 2022 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Service cost	106	101	88
Net interest on the net defined benefit liability / asset	3	2	1
Net provident fund cost	109	103	89

Amount for fiscal 2024, 2023 and 2022 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	12	(10)	16
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	(28)	23	(2)
	(16)	13	14

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Cost of sales	137	134	106
Selling and marketing expenses	10	9	8
Administrative expenses	5	5	4
	152	148	118
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Salaries and bonus (1)	9,729	9,481	8,383
Defined contribution plans	81	78	64
Defined benefit plans	171	170	138
	9,981	9,729	8,585

(1)
Includes stock compensation expense of $79 million, $64 million and $56 million for fiscal 2024, 2023 and 2022, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Cost of sales	8,998	8,826	7,714
Selling and marketing expenses	656	598	572
Administrative expenses	327	305	299
	9,981	9,729	8,585

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2024, and March 31, 2023 are set out below:

	Gratuity		Pension
	As of		As of
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Discount rate	7.0%	7.1%	1.5-3.4%	1.8% - 3.8%
Weighted average rate of increase in compensation levels	6.0%	6.0%	1.0%-3.0%	1.0% - 3.0%
Weighted average duration of defined benefit obligation	5.8 years	5.9 years	12 years	12 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2024, 2023 and 2022 are set out below:

	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2024	2023	2022	2024	2023	2022
Discount rate for the year	7.1%	6.5%	6.1%	1.8%-3.8%	0.4% - 1.7%	0.1% - 0.9%
Weighted average rate of increase in compensation levels	6.0%	6.0%	6.0%	1.0%-3.0%	1.0%-3.0%	1.0%-3.0%

Discount rate

For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.

Attrition rate

Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2024	March 31, 2023
Government of India (GOI) bond yield (1)	7.00%	7.10%
Expected rate of return on plan assets	8.20%	8.15%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.25%	8.15%

(1)
In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

These defined benefit plans expose the Group to actuarial risk which are set out below:

Interest rate risk:

The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.

Life expectancy and investment risk:

The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.

Asset volatility:

A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

		(Dollars in millions)
Impact from	As of March 31, 2024
	Gratuity	Pension
	1% point increase / decrease	0.5% point increase / decrease
Discount rate	13	5
Weighted average rate of increase in compensation levels	12	1

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:

(Dollars in millions)
	Gratuity	Pension
Within 1 year	38	7
1 - 2 year	37	8
2 - 3 year	41	8
3 - 4 year	50	8
4 - 5 year	53	8
5 - 10 years	254	40

Summary of Various Categories of Plan Assets

Particulars	Pension
	As of
	March 31, 2024	March 31, 2023
Equity	34%	34%
Bonds	32%	32%
Real Estate/Property	26%	26%
Cash and Cash Equivalents	1%	1%
Other	7%	7%

The breakup of the plan assets into various categories as of March 31, 2024, and March 31, 2023 are as follows:

	As of
	March 31, 2024	March 31, 2023
Central and State Government bonds	60%	60%
Public sector undertakings and Private sector bonds	30%	33%
Others	10%	7%